CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 83,006	$ 56,378
Cost of revenue	74,578	49,753
GROSS PROFIT	8,428	6,625
Operating expenses:
Research and development	1,095	820
Selling, general, and administrative	8,419	9,529
Total operating expenses	9,514	10,349
OPERATING LOSS	(1,086)	(3,724)
Other expense, net	(1,369)	(1,088)
LOSS BEFORE INCOME TAX BENEFIT (EXPENSE)	(2,455)	(4,812)
Income tax benefit (expense)	(54)	1,041
LOSS FROM CONTINUING OPERATIONS	(2,509)	(3,771)
Profit (Loss) from discontinued operations	(41)	1,890
NET LOSS	(2,550)	(1,881)
PROFIT (LOSS) PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.31)	$ (0.47)
Discontinued operations	$ (0.01)	$ 0.24
Net loss	$ (0.32)	$ (0.23)
Weighted average number of shares outstanding	8,061,698	8,036,698
COMPREHENSIVE LOSS
Net loss	(2,550)	(1,881)
Translation adjustment	(53)	(89)
Comprehensive loss	$ (2,603)	$ (1,970)